PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Details) - Prepayments Other Receivable and Other Assets - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other collaboration receivables	$ 205.8	$ 227.8
VAT recoverable	13.1	8.1
Prepayments	23.5	14.6
Other current assets	10.1	2.9
Total	$ 252.5	$ 253.4